Net Loss Per Share of Common Stock - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10-K) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive securities excluded from computation of earnings per share	782,923	660,511	715,452	588,586
Stock Options and Purchase Warrants [Member]
Antidilutive securities excluded from computation of earnings per share	725,423	642,657	654,569	571,055
Senior Convertible Notes [Member]
Antidilutive securities excluded from computation of earnings per share	57,500	17,854	60,883	17,531